Consolidated Statements of Cash Flows - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating Activities
Net earnings from continuing operations	CAD 92,374	CAD 86,536
Adjustments and items not affecting cash:
Depreciation and amortization	195,751	151,627
Deferred taxes	28,675	36,403
Unrealized gain on derivative financial instruments	(18,689)	(1,990)
Share-based compensation expense	5,916	5,455
Cost of equity funds used for construction purposes	(2,774)	(2,424)
Pension and post-employment expense	(13,491)	(3,333)
Non-cash revenue and other income	(10,467)	550
Write-down of long-lived assets	6,259	1,781
Unrealized gain on disposal of VIE	0	220
Changes in non-cash operating items (note 24)	3,704	(11,149)
Cash used in discontinued operations	0	(1,806)
Net Cash Provided by (Used in) Operating Activities, Total	287,258	261,870
Financing Activities
Cash dividends on common shares	(118,145)	(79,121)
Cash dividends on preferred shares	(10,400)	(10,400)
Cash contributions from non-controlling interests	13,468	15,222
Production-based cash contributions from non-controlling interest	9,454	10,815
Cash distributions to non-controlling interests	(4,307)	(2,936)
Issuance of common shares, net of costs	1,526	144,694
Issuance of convertible debentures, net of costs	357,694	0
Proceeds from exercise of share options	18,461	0
Shares surrendered to fund withholding taxes on exercised share options	(5,218)	0
Increase in long-term debt	2,399,009	248,811
Decrease in long-term debt	(68,423)	(196,149)
Increase in other long-term liabilities	6,486	31,544
Decrease in other long-term liabilities	(4,269)	(6,182)
Net Cash Provided by (Used in) Financing Activities, Total	2,595,336	156,298
Investing Activities
Decrease (increase) in restricted cash	(2,007,732)	2,900
Increase in other assets	(20,501)	(2,155)
Distributions received in excess of equity income	653	1,386
Receipt of principal on notes receivable	319,160	29,273
Additions to property, plant and equipment	(405,743)	(204,195)
Increase in long-term investments	(347,901)	(138,560)
Acquisitions of operating entities	(432,699)	(3,717)
Proceeds from sale of long-lived assets	0	5,516
Net Cash Provided by (Used in) Investing Activities, Total	(2,894,763)	(309,552)
Effect of exchange rate differences on cash	(2,231)	6,928
Increase (decrease) in cash and cash equivalents	(14,400)	115,544
Cash and cash equivalents, beginning of year	124,817	9,273
Cash and cash equivalents, end of year	110,417	124,817
Supplemental disclosure of cash flow information:
Cash paid during the year for interest expense	131,783	69,610
Cash paid during the year for income taxes	13,369	6,153
Non-cash financing and investing activities:
Property, plant and equipment acquisitions in accruals	146,301	44,834
Issuance of common shares under dividend reinvestment plan and share-based compensation plans	35,409	30,645
Issuance of common shares upon conversion of subscription receipts	110,503	0
Acquisition of equity investments in exchange for loan receivable	CAD 26,035	CAD 0